FINANCIAL INSTRUMENTS - Significant customer (Details) - Foreign exchange risk ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)
FINANCIAL RISK MANAGEMENT
Foreign currency liabilities offset by time deposits and receivables (as a percent)	25.00%
USD
FINANCIAL RISK MANAGEMENT
Net exposure | $		$ 235		$ 131
Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥	¥ (3,043)		¥ (3,946)
Minimum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	3 months
Maximum
FINANCIAL RISK MANAGEMENT
Duration of time deposits and hedging instruments	12 months
Financial asset | USD
FINANCIAL RISK MANAGEMENT
Net exposure | $		525		422
Financial asset | Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥	¥ 61		50
Financial liability | USD
FINANCIAL RISK MANAGEMENT
Net exposure | $		$ (290)		$ (291)
Financial liability | Japanese yen
FINANCIAL RISK MANAGEMENT
Net exposure | ¥	¥ (3,104)		¥ (3,996)